Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Components of Income Tax Expense
The following table presents the components of Income tax expense for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Current:
Domestic	130,573	116,695	96,231
Foreign	47,020	49,871	52,885

Total current tax expense	177,593	166,566	149,116

Deferred:
Domestic	58,078	(162,475)	(111,341)
Foreign	1,933	5,244	9,400

Total deferred tax expense (benefit)	60,011	(157,231)	(101,941)

Total income tax expense	237,604	9,335	47,175

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2018, 2019 and 2020. The detailed amounts recorded directly in Equity are as follows:

	2018	2019	2020
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	123,186	(3,940)	(10,012)
Less: reclassification adjustments	(82,828)	889	(8,410)

Total	40,358	(3,051)	(18,422)

Pension liability adjustments:
Unrealized gains (losses)	66,331	(6,558)	(52,888)
Less: reclassification adjustments	190	(2,370)	(1,765)

Total	66,521	(8,928)	(54,653)

Own credit risk adjustments (Note) :
Unrealized gains (losses)	—	3,033	5,052
Less: reclassification adjustments	—	(47)	387

Total	—	2,986	5,439

Total tax effect before allocation to noncontrolling interests	106,879	(8,993)	(67,636)

Note:	The MHFG Group adopted ASU
No.2016-01
on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Issued accounting pronouncements” for further details.

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019		2020
	(in millions of yen, except tax rates)
Income before income tax expense	839,298	85,060		153,490
Effective statutory tax rate	30.86%	30.62%		30.62%

Income tax calculated at the statutory tax rate	259,007	26,045		46,999
Income not subject to tax	(9,312)	(8,861)		(7,758)
Expenses not deductible for tax purposes	1,421	1,389		1,290
Tax rate differentials of subsidiaries	(2,696)	(3,522)		(5,756)
Change in valuation allowance	(9,102)	(2,444)		5,984
Noncontrolling interest income (loss) of consolidated VIEs	(5,928)	3,475		14,796
Effect of enacted change in tax rates	6,863 (1)	(11)		(210)
Change in unrecognized tax benefits	—	9,420		—
Other (2)	(2,649)	(16,156	) (3)	(8,170)

Income tax expense	237,604	9,335		47,175

Notes:
(1)	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. The MHFG Group has completed its analysis and accounting under Staff Accounting Bulletin No. 118 for the effects of the Act.

(2)
Change in undistributed earnings of subsidiaries of ¥(1,972) million and ¥(21,347) million have been reclassified to Other for the fiscal years ended March 31, 2018 and 2019, respectively, in order to conform to the current period’s presentation.

(3)
In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.

Components of Net Deferred Tax Assets (Liabilities)
The components of net deferred tax assets (liabilities) at March 31, 2019 and 2020 are as follows:

	2019	2020
	(in millions of yen)
Deferred tax assets:
Lease liabilities (1)	—	191,873
Allowance for loan losses	122,585	165,665
Premises and equipment	73,944	77,513
Available-for-sale securities	—	5,532
Derivative financial instruments	48,487	4,647
Investments	—	3,563
Net operating loss carryforwards (2)	167,755	163,264
Other	216,568	203,004

	629,339	815,061
Valuation allowance (2)	(158,581)	(165,278)

Deferred tax assets, net of valuation allowance	470,758	649,783

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	247,694	202,930
ROU assets (1)	—	188,591
Trading securities	9,158	58,266
Investments	198,495	—
Available-for-sale securities	12,426	—
Other	61,330	89,157

Deferred tax liabilities	529,103	538,944

Net deferred tax assets (liabilities)	(58,345)	110,839

Notes:
(1)
ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU
No.2016-02
on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.

(2)
The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2019 and 2020:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2019
Japan (1)	111	(92)	19
The United States	8	—	8
The United Kingdom (2)	46	(46)	—
Others	3	(2)	1

Total	168	(140)	28

2020
Japan (3)	110	(92)	18
The United States	3	—	3
The United Kingdom (2)	47	(47)	—
Others	3	(2)	1

Total	163	(141)	22

Notes:
(1)	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.

(3)	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Balance at beginning of fiscal year	438,344	163,358	158,581
Changes that directly affected Income tax expense	(9,102)	(2,444)	5,984
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	(264,234)	—	—
Others	(1,650)	(2,333)	713

Total	(265,884)	(2,333)	713

Balance at end of fiscal year	163,358	158,581	165,278

Net Operating Losses Carryforwards by Expiration Date	These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2021	—
2022	—
2023	6
2024	3
2025	—
2026 and thereafter (Note)	628

Total	637

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,867	2,345	12,323

Gross amount of increases related to positions taken during prior years	224	9,550	199
Gross amount of increases related to positions taken during the current year	351	330	328
Amount of decreases related to settlements	—	—	(9,420)
Foreign exchange translation	(97)	98	(56)

Total unrecognized tax benefits at end of fiscal year	2,345	12,323	3,374